Income Tax - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2017
Income Tax [Line Items]
Statutory tax rate						30.20%	30.40%		30.40%
Corporate income tax rate						21.00%	21.00%		21.00%
Percentage on limitation on tax loss carryforwards after prior period						80.00%
Percentage on limitation on tax loss carryforwards before prior period											100.00%
Current income tax						€ 7,790	€ 0		€ 4,522
Profit	€ (2,353)	€ (17,852)	€ (1,722)	€ (19,573)	€ (21,925)	21,346	(96,994)	[1]	42,036	[1]
Unused tax losses for which no deferred tax asset recognised						301,700	361,300
Current tax liabilities, current						2,008	3,560
Deferred tax assets						0	0	[2]
Deferred tax liabilities	€ 3,358	€ 6,623	€ 6,653	€ 6,623	€ 3,358	5,804	7,466	[3]	9,811	[3]
Immatics Biotechnologies GmbH [Member]
Income Tax [Line Items]
Current income tax						7,800	0		4,500
Immatics N V [Member]
Income Tax [Line Items]
Profit						€ 0
Immatics N V [Member] | Immatics N.V. [Member]
Income Tax [Line Items]
Profit							0		€ 0
Immatics N V, Immatics Biotechnologies GmbH and Immatics US Inc [Member]
Income Tax [Line Items]
Current income tax							0
Current tax liabilities, current							0
GERMANY
Income Tax [Line Items]
Corporate income tax rate						70.00%
Trade tax rate						60.00%
CorporateTax | GERMANY | Immatics Biotechnologies GmbH [Member]
Income Tax [Line Items]
Percentage Of Pretax Income Subject To Income Tax						30.00%
Trade Tax | GERMANY | Immatics Biotechnologies GmbH [Member]
Income Tax [Line Items]
Percentage Of Pretax Income Subject To Income Tax						40.00%
Indefinite Tax Losses Carryforward [Member]
Income Tax [Line Items]
Tax effect of tax losses						€ 301,700	€ 361,300
Twenty Six Year Tax Losses Carryforward [Member]
Income Tax [Line Items]
Tax effect of tax losses						€ 26,000

[1]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[2]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities
[3]	See Note 2.2 for details regarding the restatement as a result of a correction of deferred tax liabilities